SCHEDULE OF LONG-TERM LOAN (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Line of Credit Facility [Line Items]
Paycheck Protection Program Loan (PPP) Loan	$ 7,354,024	$ 73,300
Less: current portion of long-term loans	796,416
Long-term loans	6,557,608	73,300
Southwestern National Bank [Member]
Line of Credit Facility [Line Items]
Paycheck Protection Program Loan (PPP) Loan		73,300
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Paycheck Protection Program Loan (PPP) Loan	$ 7,354,024